COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Note 9 - Commitments And Contingencies

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Accounts Payable and Accrued Expenses

Accounts payable:	2021	2020
Related parties (1)	$2,294,570	$1,507,418
General operating	4,788,291	3,797,069
Accrued interest on debt (2)	1,546,889	1,328,939
Credit card balances	169,035	173,972
Accrued payroll and other expenses	211,668	296,590
Taxes and fees payable	642,640	641,012
Unfavorable lease liability	-	121,140
Total	$9,653,093	$7,866,140

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(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.
(2)	Portion relating to related parties is $924,612 and $679,380 for December 31, 2021 and 2020, respectively.

Operating lease obligations

The Company adopted Topic 842 on January 1, 2019. The Company elected to adopt this standard using the optional modified retrospective transition method and recognized a cumulative-effect adjustment to the consolidated balance sheet on the date of adoption. Comparative periods have not been restated. With the adoption of Topic 842, the Company’s consolidated balance sheet now contains the following line items: Operating lease right-of-use assets, Current portion of operating lease liabilities and Operating lease liabilities, net of current portion.

As all the existing leases subject to the new lease standard were previously classified as operating leases by the Company, they were similarly classified as operating leases under the new standard. The Company has determined that the identified operating leases did not contain non-lease components and require no further allocation of the total lease cost. Additionally, the agreements in place did not contain information to determine the rate implicit in the leases, so we used our estimated incremental borrowing rate as the discount rate. Our weighted average discount rate is 10.0% and the weighted average lease term of 4.9 years.

We have various non-cancelable lease agreements for certain of our tower locations with original lease periods expiring between 2022 and 2044. Our lease terms may include options to extend or terminate the lease when it is reasonably certain we will exercise that option. Certain of the arrangements contain escalating rent payment provisions. Our Idaho main office lease and an equipment lease described below and leases with an initial term of twelve months have not been recorded on the consolidated balance sheets. We recognize rent expense on a straight-line basis over the lease term.

As of December 31, 2021 and 2020, operating lease right-of-use assets and liabilities arising from operating leases were $4,259,758 and $4,732,459, respectively. During the year ended December 31, 2021, cash paid for amounts included for the measurement of lease liabilities was $2,815,943 and the Company recorded lease expense in the amount of $2,581,528 in cost of sales.

The Company entered into an operating lease agreement for location rights for certain QuikLABS.  The operating lease agreement start October 1, 2020 and goes for three years at $9,798 per month.  The Company entered an operating agreement to lease colocation space for 5 years.  This operating agreement starts October 1, 2020 for $7,140 per month.  In addition, the Company entered into office space for Blue Collar which started April 2021 and runs for 3 years beginning at an average of $4,150 for the first six months, $8,300 for twelve months, $8,549 for the next twelve months and $8,805 for the following twelve months.

The following is a schedule showing the future minimum lease payments under operating leases by years and the present value of the minimum payments as of December 31, 2021.

2022	$4,239,881
2023	1,435,216
2024	1,173,068
2025	741,035
2026	190,846
Thereafter	73,032
Total operating lease liabilities	7,853,079
Amount representing interest	(899,050)
Total net present value	$6,964,028

Office lease used by CEO

During the years ended December 31, 2021 and 2020, the Company entered into a lease of 12 months or less for living space which is occupied by Stephen Thomas, Chairman, CEO and President of the Company. Mr. Thomas lives in the space and uses it as his corporate office. The Company has paid $30,000 and $30,000 in rent and utility payments for this space for the year ended December 31, 2021 and 2020, respectively.

Financing lease obligations

Future minimum lease payments are as follows:

2022	$966,759
2023	-
2024	-
2025	-
2026	-
Thereafter	-
Total financing lease liabilities	966,759
Amount representing interest	-
Total future payments (1)(2)	$966,759

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(1) Included is a Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and was due August 31, 2020, as amended.

(2) Also included are leases under Xroads Equipment Agreements with a third party that allows the Company to pay between $12,000 per month, including interest, starting July 2022. until paid with a $1 value acquisition price at the termination of the leases. These leases are delinquent for non payment.

Other Commitments and Contingencies

Employment Agreements

The Company has employment agreements with certain employees of SDM, K Telecom and Air Fitness. The agreements are such that SDM, K Telecom and Air Fitness, on a standalone basis in each case, must provide sufficient cash flow to financially support the financial obligations within the employment agreements.

On May 6, 2020, the Company entered into an agreement to employ Ms. Bing Caudle as Vice President of Product Development of the Media One Live platform for an annual salary of $250,000 for five years, including customary employee benefits. The payment is guaranteed for five years whether or not Ms. Caudle is dismissed with cause.

Litigation

On March 18, 2019, the Company issued to an Investor a convertible promissory note in the principal amount of $600,000.00 (the “Auctus Promissory Note”) and Warrant Agreement (the “Auctus Warrant Agreement”) pursuant to that certain securities purchase agreement dated March 18, 2019 (the “Auctus SPA”) with Auctus Fund, LLC (“Auctus”). Pursuant to claims by Auctus that the Company had not complied with terms of the Auctus SPA, the Company and Auctus entered into a settlement agreement dated October 13, 2021 where by the Company would pay $763,231.97 and allow Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock.  Auctus agreed to limit the sale of common shares of the Company to 2,000,000 during each respective calendar week. The Company recognized a gain on debt extinguishment of $7,068,339 when this Auctus Promissory Note was paid off in large part because of the related derivative liability on the books at the time of the settlement.

We have been named in a lawsuit by EMA Financial, LLC (“EMA”) for failing to comply with a Securities Purchase Agreement entered into in June 2019.   More specifically, EMA claims the Company failed to honor notices of conversion, failed to establish and maintain share reserves, failed to register EMA shares and by failed to assure that EMA shares were Rule 144 eligible within 6 months.  EMA has claimed in excess of $7,614,967 in relief.  The Company has filed a motion in response for which EMA has filed a motion to dismiss.   The Company does not believe at this time that any negative outcome would result in more than the $786,355 it has recorded on its balance sheet as of December 31, 2021.

A lawsuit was filed in Michigan by the one of the former owners of SpeedConnect, LLC, John Ogren.   Mr. Ogren claimed he was owed back wages related to the acquisition agreement wherein the Company acquired the assets of SpeedConnect, LLC and kept him on through a consulting agreement. The Company’s position was that he ultimately resigned in writing and was not due any back wages.  In August 2021, Mr. Ogren was awarded $334,908 in back wages by an Arbitrator.  This amount has been included in accounts payable as of September 30, 2021 and expensed in the statement of operations as other expenses for the year ended December 31, 2021.  Mr. Ogren and the Company have agreed to a settlement whereby the Company would pay $120,000 within 14 days of a written agreement with four monthly payments of $20,000 starting on December 5, 2021 through March 2, 2022. This debt was completely paid off subsequent to December 31, 2021. The balance owing as of December 31, 2021 was $60,000 included in accounts payable.

We have been named in a lawsuit by a collection law firm on behalf of Pinnacle Towers LLC and Crown Atlantic Company Inc., against TPT Global Tech, Inc.  The claim derives from an outstanding debt by incurred by Copperhead Digital.  The lawsuit is over unpaid rent that should have been paid by Copperhead Digital but was not paid.  The Company believes it has several defenses to this claim and is in the process of communicating with opposing counsel for dismissal of the claims which amount to $386,030.62 plus interest, costs and attorney fees.  The Company has accounted for approximately $600,000 in payables on its consolidated balance sheet as of December 31, 2021 for this subsidiary payable.

Lawsuits are being threatened by vendors in relation to tower lease payments in accordance with tower lease agreements that were entered into by SpeedConnect.  The claims are currently being investigated and the amount in controversy being claimed is approximately $3,500,000. The Company has approximately $1,200,000 in accounts payable for these threatened claims as of December 31, 2021.  The claims appear to include lease agreements that have been terminated and future payments not yet due, among other issues.  As such, the parties are trying to come up with resolutions for these claims.

The Company has been named in a lawsuit, Robert Serrett vs. TruCom, Inc., by a former employee who was terminated by management in 2016. The employee was working under an employment agreement but was terminated for breach of the agreement. The former employee is suing for breach of contract and is seeking around $75,000 in back pay and benefits. We recently learned that Mr. Serrett received a default judgement in Texas on May 15, 2018 for $70,650 plus $3,500 in attorney fees and 5% interest and court costs.  However, he has made no attempt that we are aware of to obtain a sister state judgment in Arizona, where Trucom resides, or to try and enforce the judgement and collect.  Management believes it has good and meritorious defenses and does not belief the outcome of the lawsuit will have any material effect on the financial position of the Company.

We are not currently involved in any litigation that we believe could have a material adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our companies or our subsidiaries’ officers or directors in their capacities as such, in which an adverse decision could have a material adverse effect. We anticipate that we (including current and any future subsidiaries) will from time to time become subject to claims and legal proceedings arising in the ordinary course of business. It is not feasible to predict the outcome of any such proceedings and we cannot assure that their ultimate disposition will not have a materially adverse effect on our business, financial condition, cash flows or results of operations.

Customer Contingencies

The Company has collected $338,725 from one customer in excess of amounts due from that customer in accordance with the customer’s understanding of the appropriate billings activity. The customer has filed a written demand for repayment by the Company of these amounts. Management believes that the customer agreement allows them to keep the amounts under dispute. Given the dispute, the Company has reflected the amounts in dispute as a customer liability on the consolidated balance sheet as of December 31, 2021 and 2020.

Stock Contingencies

The Company has convertible debt, preferred stock, options and warrants outstanding for which common shares would be required to be issued upon exercise by the holders.  As of December 31, 2021, the following shares would be issued:

2021
Convertible Promissory Notes	429,623,112
Series A Preferred Stock (1)	1,349,817,125
Series B Preferred Stock	2,588,693
Series D Preferred Stock	25,297,722
Stock Options and warrants	111,000,000
1,918,326,652

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(1) Holder of the Series A Preferred Stock which is Stephen J. Thomas, is guaranteed 60% of the then outstanding common stock upon conversion. The Company would have to authorize additional shares for this to occur as only 1,500,000,000 shares were authorized as of December 31, 2021 and 2,500,000,000 as of April 6, 2022.

During the fourth quarter of 2020, the related party holders of approximately $4,700,000 of existing financing arrangements agreed to exchange their debt and accrued interest for Series D Preferred Stock through a separate $12 Million Private Placement, conditioned on the Company raising at least $12,000,000 in a separate Form 1-A Offering.

Part of the consideration in the acquisition of Air Fitness was the issuance of 500,000 restricted common shares of the Company vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading.  To date, this has not occurred but may happen in the future upon which the Company will issue 500,000 common shares to the non-controlling interest owners of Air Fitness.